FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2004

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
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                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY          February 10, 2005
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   12

Form 13F Information Table Value Total:   $ 1,358,274  (thousands)

List of Other Included Managers:          None


                                             FORM 13F INFORMATION TABLE


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    Column 1                       Column 2   Column 3   Column 4       Column 5         Column 6    Column 7         Column 8

                                   Title of    CUSIP      Value    Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                    Class               (x$1000)   Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
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Black & Decker Corp                 COM       091797100   $274,883    3,112,000 SH         SOLE                  3,112,000
RR Donnelley & Sons Co.             COM       257867101    243,706    6,905,800 SH         SOLE                  6,905,800
SPX Corp.                           COM       784635104    228,703    5,709,000 SH         SOLE                  5,709,000
Del Monte                           COM       24522P103    167,404   15,190,900 SH         SOLE                 15,190,900
Sonoco Products                     COM       835495102    134,661    4,541,700 SH         SOLE                  4,541,700
Eaton Corp                          COM       278058102    131,695    1,820,000 SH         SOLE                  1,820,000
Owens Illinois Inc.                 COM       690768403     50,908    2,247,600 SH         SOLE                  2,247,600
Chiquita  Brands International Inc  COM       170032809     39,708    1,800,000 SH         SOLE                  1,800,000
Newell Rubbermaid Inc. Com          COM       651229106     33,866    1,400,000 SH         SOLE                  1,400,000
Teleflex Inc                        COM       879369106     20,776      400,000 SH         SOLE                    400,000
Officemax Inc.                      COM       67622P101     15,690      500,000 SH         SOLE                    500,000
Tidewater Inc.                      COM       886423102     16,274      457,000 SH         SOLE                    457,000